UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street
         Suite #1925
         San Francisco, CA  94111

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $350,327 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    COM              004397105     3270   408300 SH       Defined                         408300
AETNA INC NEW                  COM              00817Y108    14241   323000 SH       Defined                         323000
AFFYMAX INC                    COM              00826A109     3302   480673 SH       Defined                         480673
ALIGN TECHNOLOGY INC           COM              016255101    15844   694900 SH       Defined                         694900
AMICUS THERAPEUTICS INC        COM              03152W109      129    21700 SH       Defined                          21700
ANTHERA PHARMACEUTICALS INC    COM              03674U102     6215   760757 SH       Defined                         760757
ARIAD PHARMACEUTICALS INC      COM              04033A100    18548  1637050 SH       Defined                        1637050
AUXILIUM PHARMACEUTICALS INC   COM              05334D107     6423   327700 SH       Defined                         327700
AVI BIOPHARMA INC              COM              002346104     1840  1286700 SH       Defined                        1286700
BAXTER INTL INC                COM              071813109    18122   303600 SH       Defined                         303600
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     7268   267100 SH       Defined                         267100
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     8391   374613 SH       Defined                         374613
CAREFUSION CORP                COM              14170T101    11338   417300 SH       Defined                         417300
CONMED CORP                    COM              207410101     3609   126734 SH       Defined                         126734
CUTERA INC                     COM              232109108     1190   139492 SH       Defined                         139492
CYCLACEL PHARMACEUTICALS INC   COM              23254L108      833   617238 SH       Defined                         617238
DAVITA INC                     COM              23918K108    20024   231200 SH       Defined                         231200
DYNAVAX TECHNOLOGIES CORP      COM              268158102     5665  2060170 SH       Defined                        2060170
ELAN PLC                       ADR              284131208    17506  1539700 SH       Defined                        1539700
FOREST LABS INC                COM              345838106    12919   328400 SH       Defined                         328400
GILEAD SCIENCES INC            COM              375558103    19000   458829 SH       Defined                         458829
GTX INC DEL                    COM              40052B108     4311   900000 SH       Defined                         900000
HEALTH NET INC                 COM              42222G108     4631   144300 SH       Defined                         144300
INCYTE CORP                    COM              45337C102    11897   628122 SH       Defined                         628122
INTERMUNE INC                  COM              45884X103     8626   240600 SH       Defined                         240600
LEMAITRE VASCULAR INC          COM              525558201     2118   299603 SH       Defined                         299603
MEDIVATION INC                 COM              58501N101     4629   216000 SH       Defined                         216000
NEKTAR THERAPEUTICS            COM              640268108     9702  1334586 SH       Defined                        1334586
ONYX PHARMACEUTICALS INC       COM              683399109    15625   442641 SH       Defined                         442641
ORTHOFIX INTL N V              COM              N6748L102     9305   219100 SH       Defined                         219100
PACIFIC BIOSCIENCES CALIF IN   COM              69404D108     4881   417138 SH       Defined                         417138
RAPTOR PHARMACEUTICAL CORP     COM              75382F106      120    19400 SH       Defined                          19400
SEQUENOM INC                   COM NEW          817337405    11909  1577403 SH       Defined                        1577403
STRYKER CORP                   COM              863667101     8821   150300 SH       Defined                         150300
SYNTA PHARMACEUTICALS CORP     COM              87162T206     2145   426498 SH       Defined                         426498
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    15792   327500 SH       Defined                         327500
THORATEC CORP                  COM NEW          885175307    13620   415000 SH       Defined                         415000
TRANS1 INC                     COM              89385X105      672   146832 SH       Defined                         146832
TRIUS THERAPEUTICS INC         COM              89685K100     6434   812400 SH       Defined                         812400
UNITEDHEALTH GROUP INC         COM              91324P102    19131   370900 SH       Defined                         370900
YM BIOSCIENCES INC             COM              984238105      281   100000 SH       Defined                         100000